Restricted share units (Tables)	6 Months Ended
Feb. 28, 2022
Restricted Share Units
Disclosure of detailed information about restricted stock units outstanding

The Company’s outstanding RSUs are as follows:

Number
#

Balance, August 31, 2020	402,372
Granted	322,547
Vested	(142,610)
Cancelled	-
Balance, February 28, 2021	582,309

Balance, August 31, 2021	490,174
Granted	100,626
Vested	(91,635)
Cancelled	(26,520)
Balance, February 28, 2022	472,645